Summary of Significant Accounting Policies - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022
Summary of Significant Accounting Policies
Revenue	$ 0	$ 266
Contract assets	0	0
Contract liabilities	0	0
Revenue recognized previously included in contract liabilities	0	0
Revenue from performance obligations satisfied in previous periods	$ 0	$ 0